Development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Development Costs [Line Items]
Balance at beginning	$ 1,533	$ 1,800
Balance at ending	2,861	1,533
Cost
Disclosure of Development Costs [Line Items]
Balance at beginning	3,360	17,285
Additions	3,237	1,551
Investment tax credits	(628)	(448)
Cost fully amortized		(15,028)
Balance at ending	5,969	3,360
Accumulated amortization
Disclosure of Development Costs [Line Items]
Balance at beginning	(1,827)	(15,485)
Amortization	(1,281)	(1,370)
Cost fully amortized		15,028
Balance at ending	$ (3,108)	$ (1,827)